UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning issued (in shares) at Dec. 31, 2020 | shares	3,243,644,440
Balance at beginning outstanding (in shares) at Dec. 31, 2020 | shares	3,108,425,680
Balance at beginning at Dec. 31, 2020	¥ 0		¥ 9,808	¥ 1,502	¥ 127	¥ 102	¥ 11,432
Treasury shares, balance (in shares) at Dec. 31, 2020 | shares		30,967,640
Treasury shares, balance at Dec. 31, 2020		¥ (107)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0		0				0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	8,465,600
Conversion of Convertible Senior Notes due 2022 (In shares) | shares	1,340
Conversion of Convertible Senior Notes due 2022	¥ 0		0				0
Share-based compensation			94				94
Net loss				(7)		(10)	(17)
Dividends paid to noncontrolling interest holders						(1)	(1)
Capital contribution from noncontrolling interest holders						1	1
Acquisition of noncontrolling interest			(3)			(7)	(10)
Foreign currency translation adjustments					(106)		(106)
Net settlement on shares repurchased for withholding taxes related to share-based awards			50				50
Noncontrolling interest recognized in connection with acquisitions						21	21
Income arising from defined benefit plan, net of tax					0		0
Balance at ending issued (in shares) at Sep. 30, 2021 | shares	3,252,111,380
Balance at ending outstanding (in shares) at Sep. 30, 2021 | shares	3,116,892,620
Balance at ending at Sep. 30, 2021	¥ 0		9,949	1,495	21	106	¥ 11,464
Treasury shares, balance (in shares) at Sep. 30, 2021 | shares		30,967,640
Treasury shares, balance at Sep. 30, 2021		¥ (107)
Balance at beginning issued (in shares) at Dec. 31, 2021 | shares	3,255,971,250						3,255,971,250	3,255,971,250
Balance at beginning outstanding (in shares) at Dec. 31, 2021 | shares	3,120,746,090						3,120,746,090	3,120,746,090
Balance at beginning at Dec. 31, 2021	¥ 0		9,964	1,037	41	109	¥ 11,044
Treasury shares, balance (in shares) at Dec. 31, 2021 | shares		30,974,040					30,974,040	30,974,040
Treasury shares, balance at Dec. 31, 2021		¥ (107)					¥ (107)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0						0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	6,314,470
Share-based compensation			77				77
Net loss				(1,697)		(25)	(1,722)	$ (244)
Dividends paid to noncontrolling interest holders						(1)	(1)
Capital contribution from noncontrolling interest holders						0	0
Acquisition of noncontrolling interest			0			(1)	(1)
Foreign currency translation adjustments					29		29	4
Repurchase of shares, Value		¥ (334)					(334)
Repurchase of shares (in ordinary shares) | shares	(17,794,700)
Repurchase of shares (in Treasury Shares) | shares		17,794,700
Cash dividends declared				(416)			(416)
Noncontrolling interest recognized in connection with acquisitions						1	1
Income arising from defined benefit plan, net of tax					0		0	$ 0
Termination of Capped Call			86				¥ 86
Balance at ending issued (in shares) at Sep. 30, 2022 | shares	3,262,285,720						3,262,285,720	3,262,285,720
Balance at ending outstanding (in shares) at Sep. 30, 2022 | shares	3,109,265,860						3,109,265,860	3,109,265,860
Balance at ending at Sep. 30, 2022	¥ 0		¥ 10,127	¥ (1,076)	¥ 70	¥ 83	¥ 8,763	$ 1,233
Treasury shares, balance (in shares) at Sep. 30, 2022 | shares		48,768,740					48,768,740	48,768,740
Treasury shares, balance at Sep. 30, 2022		¥ (441)					¥ (441)	$ (62)